UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09157
Investment Company Act File Number

Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 15.6%
$2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$2,055,300
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,601,833
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	503,810
1,105	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,129,620
1,350	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,496,286
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,007,560
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,471,750

		$14,266,159

Electric Utilities — 6.0%
$270	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$296,992
2,275	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,186,753
1,500	Northern California Power Agency, 5.25%, 8/1/24	1,597,905
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,375,465

		$5,457,115

General Obligations — 11.3%
$750	California, 6.00%, 4/1/38	$774,885
1,590	California, (AMT), 5.05%, 12/1/36	1,428,758
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	4,848,991
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,322,146

		$10,374,780

Hospital — 29.8%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,012,100
2,310	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,177,683
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,699,275
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	3,299,249
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	752,985
2,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,717,851
1,150	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,098,434
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,663,778
1,565	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,574,922
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,752,223
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,510,275
1,200	Duarte, (Hope National Medical Center), 5.25%, 4/1/24	1,202,220
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	411,279
1,900	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,916,302
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,076,925
950	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	907,706
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,499,998

		$27,273,205

Housing — 2.7%
$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,432,550
715	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	651,191
418	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	376,192

		$2,459,933

Industrial Development Revenue — 4.1%
$800	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	$800,816

Principal
Amount
(000’s omitted)	Security	Value
$1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,234,308
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,715,020

		$3,750,144

Insured-Education — 5.3%
$495	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$485,818
1,250	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,385,450
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,015,480

		$4,886,748

Insured-Electric Utilities — 6.4%
$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,588,125
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	3,213,762

		$5,801,887

Insured-Escrowed/Prerefunded — 2.9%
$5,130	Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,659,033

		$2,659,033

Insured-General Obligations — 6.3%
$7,000	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$1,461,390
4,825	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	940,827
7,995	Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	3,336,713

		$5,738,930

Insured-Hospital — 16.8%
$3,100	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$3,114,415
2,840	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (NPFG), 5.25%, 8/15/29	2,671,730
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	751,537
3,735	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(2)	3,780,816
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	5,023,700

		$15,342,198

Insured-Lease Revenue/Certificates of Participation — 11.1%
$5,630	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,135,854
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,420,420
3,500	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	3,549,035

		$10,105,309

Insured-Other Revenue — 1.8%
$1,755	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$1,670,760

		$1,670,760

Insured-Special Tax Revenue — 4.2%
$21,285	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,228,357
4,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	521,466
8,355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	959,990
5,270	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	566,472
480	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	534,139

		$3,810,424

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 9.2%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,369,100
8,000	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	1,927,360
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	760,772
10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,637,700
1,320	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,306,470
1,350	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,427,152

		$8,428,554

Insured-Water and Sewer — 5.5%
$1,600	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	$1,671,680
4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	3,419,460

		$5,091,140

Other Revenue — 2.2%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$372,768
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	544,400
980	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	623,515
640	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	471,917

		$2,012,600

Senior Living/Life Care — 1.5%
$175	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$155,537
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	582,778
600	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	639,984

		$1,378,299

Special Tax Revenue — 19.4%
$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$914,000
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	228,513
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	338,804
2,000	California, Economic Recovery Bonds, 5.00%, 7/1/20	2,207,940
970	Corona Public Financing Authority, 5.80%, 9/1/20	928,804
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	166,154
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	381,650
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,606,870
895	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	898,061
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	392,553
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	690,540
2,250	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,305,192
930	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	949,697
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,336,157
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,113,089
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,285
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	497,125
250	Temecula Unified School District, 5.00%, 9/1/27	219,920
400	Temecula Unified School District, 5.00%, 9/1/37	324,876
500	Turlock Public Financing Authority, 5.45%, 9/1/24	501,795
500	Tustin Community Facilities District, 6.00%, 9/1/37	468,755
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	973,680

		$17,694,460

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 5.1%
$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,035,640
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,537,410
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,100,362

		$4,673,412

Water and Sewer — 5.0%
$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,964,954
2,500	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	2,617,200

		$4,582,154

Total Tax-Exempt Investments — 172.2% (identified cost $161,010,868)		$157,457,244

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.7)%		$(49,978,498)

Other Assets, Less Liabilities — (17.5)%		$(16,028,024)

Net Assets Applicable to Common Shares — 100.0%		$91,450,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2010, 40.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $937,146

A summary of financial instruments outstanding at February 28, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/10	72 U.S. 30 Year Treasury Bond	Short	$(8,401,248)	$(8,473,500)	$(72,252)

Interest Rate Swaps

		Annual		Effective Date/	Net Unrealized
	Notional	Fixed Rate	Floating Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)
JPMorgan Chase Co.	$2,125,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$118,467
Merrill Lynch Capital Services, Inc.	3,412,500	4.665	3-month USD- LIBOR-BBA	May 24, 2010 / May 24, 2040	(110,344)

					$8,123

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $118,467 and $182,596, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$141,338,085

Gross unrealized appreciation	$5,521,140
Gross unrealized depreciation	(8,346,981)

Net unrealized depreciation	$(2,825,841)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$157,457,244	$—	$157,457,244

Total Investments	$—	$157,457,244	$—	$157,457,244

Interest Rate Swaps	$—	$118,467	$—	$118,467

Total	$—	$157,575,711	$—	$157,575,711

Liability Description

Futures Contracts	$(72,252)	$—	$—	$(72,252)
Interest Rate Swaps	—	(110,344)	—	(110,344)

Total	$(72,252)	$(110,344)	$—	$(182,596)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 26, 2010